Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax (Benefit) Expense

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2014	2013	2012
Income tax expense (benefit) attributable to operations:
Current tax expense	$265,586	42,854	280,018
Deferred tax (benefit) expense	(240,863)	160,438	(324,977)

Total income tax expense (benefit) attributable to net income	24,723	203,292	(44,959)
Income tax effect on equity:
Income tax expense (benefit) allocated to stockholder’s equity:
Attributable to unrealized gains (losses) on investments	418,073	(661,574)	192,353
Attributable to unrealized (losses) gains on postretirement obligation	—	(127)	95
Attributable to unrealized (losses) gains on foreign exchange	(1,132)	(889)	325

Total income tax effect on equity	$441,664	(459,298)	147,814

Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax expense (benefit) computed at the statutory rate of 35% varies from income tax expense (benefit) reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:

	2014	2013	2012
Income tax expense (benefit) computed at the statutory rate	$63,066	260,567	(30,570)
Dividends-received deductions and tax-exempt interest	(27,849)	(32,037)	(20,015)
State income tax	4,106	(2,049)	6,559
Release AZLPF tax	—	(5,829)	—
Accrual of tax contingency reserve	2,180	2,571	2,223
Foreign tax, net	(3,202)	(12,209)	(4,551)
Corporate-owned life insurance	(7,806)	(12,933)	(6,894)
Penalties	(6,174)	6,376	5,377
Other	402	(1,165)	2,912

Income tax expense (benefit) as reported	$24,723	203,292	(44,959)

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other liabilities, on the Consolidated Balance Sheets, at December 31 are as follows:

	2014	2013
Deferred tax assets:
Policy reserves	$2,847,620	1,995,228
Coinsurance deferred income	—	1,935
Expense accruals	144,197	143,170
Other-than-temporarily impaired assets	13,352	16,468
Investment income	—	236,478
Provision for postretirement benefits	31,190	20,984
Other	2,102	781

Total deferred tax assets	3,038,461	2,415,044

Deferred tax liabilities:
Deferred acquisition costs	(1,086,964)	(1,346,290)
Investment income	(159,754)	—
Depreciation and amortization	(51,311)	(47,147)
Deferred intercompany gain	(3,187)	(3,710)
Net unrealized gains on investments and foreign exchange	(2,196,751)	(1,301,256)

Total deferred tax liabilities	(3,497,967)	(2,698,403)

Net deferred tax liabilities	$(459,506)	(283,359)

Reconciliation of Unrecognized Tax Benefits

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
Balance at January 1	$70,174	81,012
Additions based on tax positions related to the current year	509	680
Amounts released related to tax positions taken in prior years	(11,580)	(11,518)

Balance at December 31	$59,103	70,174